Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Company's provision for income tax

	Year Ended December 31,
	2019	2018	2017
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	4	86	65
Total current provision	4	86	$65
Deferred:
Federal	$—	$9	$36
State	54	10	109
Foreign	—	—	—
Total deferred provision	54	19	145
Total provision	$58	$105	$210

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

	Year Ended December 31,
	2019	2018	2017
Provision for income taxes at statutory rate	$(29,863)	$(15,984)	$(25,400)
Prior year provision true-ups	3,164	(157)	982
State taxes, net of federal benefit	(7,522)	(7,525)	(2,769)
Certain stock-based compensation expenses	2,412	430	536
Non-deductible lobbying expenses	1,885	1,352	2,505
Non-deductible acquisition expenses	2,068	—	—
Change in valuation allowance	19,988	21,584	(66,370)
Impact of federal rate change on net deferred taxes	—	—	90,889
Net operating loss write-off	7,246	—	—
Other	680	405	(163)
Provision for income taxes	$58	$105	$210

Diamond eagle acquisition
Schedule of Company's provision for income tax

For the Period Ended December 31,
2019

Federal
Current	$944,494
Deferred	(261,174)
State
Current	—
Deferred	—
Change in valuation allowance	261,174
Income tax provision	$944,494

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

For the Period Ended
December 31, 2019

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Deferred tax rate change
Change in valuation allowance	8.0%
Income tax provision	29.0%